Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000011548 | Cash
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000011548 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000011548 | B
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011548 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000011548 | BBB
Holdings [Line Items]
Percent of Net Asset Value	45.40%
C000011548 | A
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000011548 | AA
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000011548 | AAA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000011548 | AssetSovereign
Holdings [Line Items]
Percent of Total Investments	0.20%
C000011548 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.10%
C000011548 | AssetInvestment Companies
Holdings [Line Items]
Percent of Total Investments	1.30%
C000011548 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	5.40%
C000011548 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	92.00%
C000155931 | Cash
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000155931 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000155931 | B
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000155931 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000155931 | BBB
Holdings [Line Items]
Percent of Net Asset Value	45.40%
C000155931 | A
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000155931 | AA
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000155931 | AAA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000155931 | AssetSovereign
Holdings [Line Items]
Percent of Total Investments	0.20%
C000155931 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.10%
C000155931 | AssetInvestment Companies
Holdings [Line Items]
Percent of Total Investments	1.30%
C000155931 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	5.40%
C000155931 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	92.00%
C000011549 | Cash
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000011549 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000011549 | B
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011549 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000011549 | BBB
Holdings [Line Items]
Percent of Net Asset Value	45.40%
C000011549 | A
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000011549 | AA
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000011549 | AAA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000011549 | AssetSovereign
Holdings [Line Items]
Percent of Total Investments	0.20%
C000011549 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.10%
C000011549 | AssetInvestment Companies
Holdings [Line Items]
Percent of Total Investments	1.30%
C000011549 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	5.40%
C000011549 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	92.00%
C000065127 | Cash
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000065127 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000065127 | B
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000065127 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000065127 | BBB
Holdings [Line Items]
Percent of Net Asset Value	45.40%
C000065127 | A
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000065127 | AA
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000065127 | AAA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000065127 | AssetSovereign
Holdings [Line Items]
Percent of Total Investments	0.20%
C000065127 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.10%
C000065127 | AssetInvestment Companies
Holdings [Line Items]
Percent of Total Investments	1.30%
C000065127 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	5.40%
C000065127 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	92.00%
C000011562 | FR_25809K105
Holdings [Line Items]
Percent of Total Investments	8.50%
C000011562 | FR_18915M107
Holdings [Line Items]
Percent of Total Investments	7.50%
C000011562 | FR_88339J105
Holdings [Line Items]
Percent of Total Investments	7.40%
C000011562 | FR_00827B106
Holdings [Line Items]
Percent of Total Investments	6.80%
C000011562 | FR_79589L106
Holdings [Line Items]
Percent of Total Investments	6.80%
C000011562 | FR_771049103
Holdings [Line Items]
Percent of Total Investments	5.50%
C000011562 | FR_M5216V106
Holdings [Line Items]
Percent of Total Investments	5.30%
C000011562 | FR_146869102
Holdings [Line Items]
Percent of Total Investments	4.90%
C000011562 | FR_G7709Q104
Holdings [Line Items]
Percent of Total Investments	4.50%
C000011562 | FR_594972408
Holdings [Line Items]
Percent of Total Investments	4.30%
C000011562 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	0.20%
C000011562 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.50%
C000011562 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.90%
C000011562 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	12.90%
C000011562 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	12.90%
C000011562 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.20%
C000011562 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	21.50%
C000011562 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	35.90%
C000155934 | FR_25809K105
Holdings [Line Items]
Percent of Total Investments	8.50%
C000155934 | FR_18915M107
Holdings [Line Items]
Percent of Total Investments	7.50%
C000155934 | FR_88339J105
Holdings [Line Items]
Percent of Total Investments	7.40%
C000155934 | FR_00827B106
Holdings [Line Items]
Percent of Total Investments	6.80%
C000155934 | FR_79589L106
Holdings [Line Items]
Percent of Total Investments	6.80%
C000155934 | FR_771049103
Holdings [Line Items]
Percent of Total Investments	5.50%
C000155934 | FR_M5216V106
Holdings [Line Items]
Percent of Total Investments	5.30%
C000155934 | FR_146869102
Holdings [Line Items]
Percent of Total Investments	4.90%
C000155934 | FR_G7709Q104
Holdings [Line Items]
Percent of Total Investments	4.50%
C000155934 | FR_594972408
Holdings [Line Items]
Percent of Total Investments	4.30%
C000155934 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	0.20%
C000155934 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.50%
C000155934 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.90%
C000155934 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	12.90%
C000155934 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	12.90%
C000155934 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.20%
C000155934 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	21.50%
C000155934 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	35.90%
C000011563 | FR_25809K105
Holdings [Line Items]
Percent of Total Investments	8.50%
C000011563 | FR_18915M107
Holdings [Line Items]
Percent of Total Investments	7.50%
C000011563 | FR_88339J105
Holdings [Line Items]
Percent of Total Investments	7.40%
C000011563 | FR_00827B106
Holdings [Line Items]
Percent of Total Investments	6.80%
C000011563 | FR_79589L106
Holdings [Line Items]
Percent of Total Investments	6.80%
C000011563 | FR_771049103
Holdings [Line Items]
Percent of Total Investments	5.50%
C000011563 | FR_M5216V106
Holdings [Line Items]
Percent of Total Investments	5.30%
C000011563 | FR_146869102
Holdings [Line Items]
Percent of Total Investments	4.90%
C000011563 | FR_G7709Q104
Holdings [Line Items]
Percent of Total Investments	4.50%
C000011563 | FR_594972408
Holdings [Line Items]
Percent of Total Investments	4.30%
C000011563 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	0.20%
C000011563 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.50%
C000011563 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.90%
C000011563 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	12.90%
C000011563 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	12.90%
C000011563 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.20%
C000011563 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	21.50%
C000011563 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	35.90%
C000113795 | FR_25809K105
Holdings [Line Items]
Percent of Total Investments	8.50%
C000113795 | FR_18915M107
Holdings [Line Items]
Percent of Total Investments	7.50%
C000113795 | FR_88339J105
Holdings [Line Items]
Percent of Total Investments	7.40%
C000113795 | FR_00827B106
Holdings [Line Items]
Percent of Total Investments	6.80%
C000113795 | FR_79589L106
Holdings [Line Items]
Percent of Total Investments	6.80%
C000113795 | FR_771049103
Holdings [Line Items]
Percent of Total Investments	5.50%
C000113795 | FR_M5216V106
Holdings [Line Items]
Percent of Total Investments	5.30%
C000113795 | FR_146869102
Holdings [Line Items]
Percent of Total Investments	4.90%
C000113795 | FR_G7709Q104
Holdings [Line Items]
Percent of Total Investments	4.50%
C000113795 | FR_594972408
Holdings [Line Items]
Percent of Total Investments	4.30%
C000113795 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	0.20%
C000113795 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.50%
C000113795 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.90%
C000113795 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	12.90%
C000113795 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	12.90%
C000113795 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.20%
C000113795 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	21.50%
C000113795 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	35.90%
C000129401 | FR_25809K105
Holdings [Line Items]
Percent of Total Investments	8.50%
C000129401 | FR_18915M107
Holdings [Line Items]
Percent of Total Investments	7.50%
C000129401 | FR_88339J105
Holdings [Line Items]
Percent of Total Investments	7.40%
C000129401 | FR_00827B106
Holdings [Line Items]
Percent of Total Investments	6.80%
C000129401 | FR_79589L106
Holdings [Line Items]
Percent of Total Investments	6.80%
C000129401 | FR_771049103
Holdings [Line Items]
Percent of Total Investments	5.50%
C000129401 | FR_M5216V106
Holdings [Line Items]
Percent of Total Investments	5.30%
C000129401 | FR_146869102
Holdings [Line Items]
Percent of Total Investments	4.90%
C000129401 | FR_G7709Q104
Holdings [Line Items]
Percent of Total Investments	4.50%
C000129401 | FR_594972408
Holdings [Line Items]
Percent of Total Investments	4.30%
C000129401 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	0.20%
C000129401 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.50%
C000129401 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.90%
C000129401 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	12.90%
C000129401 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	12.90%
C000129401 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.20%
C000129401 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	21.50%
C000129401 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	35.90%
C000226178 | AT&T, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.80%
C000226178 | Bank OZK---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.00%
C000226178 | Kimberly-Clark Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	0.90%
C000226178 | East West Bancorp, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	0.90%
C000226178 | FNB Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	0.90%
C000226178 | Reynolds Consumer Products, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	0.90%
C000226178 | Huntington Bancshares, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	0.90%
C000226178 | Webster Financial Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	0.90%
C000226178 | Zions Bancorp NA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	0.90%
C000226178 | First Citizens BancShares, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	0.90%
C000226178 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	14.40%
C000226178 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	7.90%
C000226178 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	4.10%
C000226178 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	15.20%
C000226178 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	21.00%
C000226178 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.20%
C000226178 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	8.90%
C000226178 | SectorShort-term Investments
Holdings [Line Items]
Percent of Total Investments	1.80%
C000226178 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.50%
C000226178 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	4.80%
C000226178 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	4.80%
C000226178 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.40%
C000226179 | AT&T, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.80%
C000226179 | Bank OZK---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.00%
C000226179 | Kimberly-Clark Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	0.90%
C000226179 | East West Bancorp, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	0.90%
C000226179 | FNB Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	0.90%
C000226179 | Reynolds Consumer Products, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	0.90%
C000226179 | Huntington Bancshares, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	0.90%
C000226179 | Webster Financial Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	0.90%
C000226179 | Zions Bancorp NA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	0.90%
C000226179 | First Citizens BancShares, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	0.90%
C000226179 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	14.40%
C000226179 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	7.90%
C000226179 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	4.10%
C000226179 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	15.20%
C000226179 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	21.00%
C000226179 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.20%
C000226179 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	8.90%
C000226179 | SectorShort-term Investments
Holdings [Line Items]
Percent of Total Investments	1.80%
C000226179 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.50%
C000226179 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	4.80%
C000226179 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	4.80%
C000226179 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.40%
C000226180 | AT&T, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.80%
C000226180 | Bank OZK---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.00%
C000226180 | Kimberly-Clark Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	0.90%
C000226180 | East West Bancorp, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	0.90%
C000226180 | FNB Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	0.90%
C000226180 | Reynolds Consumer Products, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	0.90%
C000226180 | Huntington Bancshares, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	0.90%
C000226180 | Webster Financial Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	0.90%
C000226180 | Zions Bancorp NA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	0.90%
C000226180 | First Citizens BancShares, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	0.90%
C000226180 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	14.40%
C000226180 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	7.90%
C000226180 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	4.10%
C000226180 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	15.20%
C000226180 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	21.00%
C000226180 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.20%
C000226180 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	8.90%
C000226180 | SectorShort-term Investments
Holdings [Line Items]
Percent of Total Investments	1.80%
C000226180 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.50%
C000226180 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	4.80%
C000226180 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	4.80%
C000226180 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.40%
C000226177 | AT&T, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.80%
C000226177 | Bank OZK---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.00%
C000226177 | Kimberly-Clark Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	0.90%
C000226177 | East West Bancorp, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	0.90%
C000226177 | FNB Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	0.90%
C000226177 | Reynolds Consumer Products, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	0.90%
C000226177 | Huntington Bancshares, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	0.90%
C000226177 | Webster Financial Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	0.90%
C000226177 | Zions Bancorp NA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	0.90%
C000226177 | First Citizens BancShares, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	0.90%
C000226177 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	14.40%
C000226177 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	7.90%
C000226177 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	4.10%
C000226177 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	15.20%
C000226177 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	21.00%
C000226177 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.20%
C000226177 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	8.90%
C000226177 | SectorShort-term Investments
Holdings [Line Items]
Percent of Total Investments	1.80%
C000226177 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.50%
C000226177 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	4.80%
C000226177 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	4.80%
C000226177 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.40%
C000011555 | U.S. Treasury Inflation-Indexed Notes-1.750-1/15/2034-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.90%
C000011555 | China Government Bonds-3.130-11/21/2029-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.60%
C000011555 | Uniform Mortgage-Backed Security, TBA-5.500-10/1/2054-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.20%
C000011555 | Apple, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.80%
C000011555 | Microsoft Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.60%
C000011555 | Bundesrepublik Deutschland Bundesanleihe-0.000-8/15/2031-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.60%
C000011555 | NVIDIA Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.60%
C000011555 | Federal National Mortgage Association-3.000-6/1/2052-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.40%
C000011555 | Brazil Notas do Tesouro Nacional-10.000-1/1/2029-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.10%
C000011555 | U.K. Gilts-0.875-7/31/2033-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.10%
C000011555 | Australia
Holdings [Line Items]
Percent of Total Investments	1.90%
C000011555 | South Africa
Holdings [Line Items]
Percent of Total Investments	2.00%
C000011555 | Spain
Holdings [Line Items]
Percent of Total Investments	2.10%
C000011555 | Japan
Holdings [Line Items]
Percent of Total Investments	2.10%
C000011555 | China
Holdings [Line Items]
Percent of Total Investments	2.90%
C000011555 | Canada
Holdings [Line Items]
Percent of Total Investments	3.40%
C000011555 | France
Holdings [Line Items]
Percent of Total Investments	3.80%
C000011555 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	3.80%
C000011555 | Germany
Holdings [Line Items]
Percent of Total Investments	3.80%
C000011555 | United States
Holdings [Line Items]
Percent of Total Investments	64.10%
C000155933 | U.S. Treasury Inflation-Indexed Notes-1.750-1/15/2034-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.90%
C000155933 | China Government Bonds-3.130-11/21/2029-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.60%
C000155933 | Uniform Mortgage-Backed Security, TBA-5.500-10/1/2054-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.20%
C000155933 | Apple, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.80%
C000155933 | Microsoft Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.60%
C000155933 | Bundesrepublik Deutschland Bundesanleihe-0.000-8/15/2031-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.60%
C000155933 | NVIDIA Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.60%
C000155933 | Federal National Mortgage Association-3.000-6/1/2052-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.40%
C000155933 | Brazil Notas do Tesouro Nacional-10.000-1/1/2029-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.10%
C000155933 | U.K. Gilts-0.875-7/31/2033-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.10%
C000155933 | Australia
Holdings [Line Items]
Percent of Total Investments	1.90%
C000155933 | South Africa
Holdings [Line Items]
Percent of Total Investments	2.00%
C000155933 | Spain
Holdings [Line Items]
Percent of Total Investments	2.10%
C000155933 | Japan
Holdings [Line Items]
Percent of Total Investments	2.10%
C000155933 | China
Holdings [Line Items]
Percent of Total Investments	2.90%
C000155933 | Canada
Holdings [Line Items]
Percent of Total Investments	3.40%
C000155933 | France
Holdings [Line Items]
Percent of Total Investments	3.80%
C000155933 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	3.80%
C000155933 | Germany
Holdings [Line Items]
Percent of Total Investments	3.80%
C000155933 | United States
Holdings [Line Items]
Percent of Total Investments	64.10%
C000011556 | U.S. Treasury Inflation-Indexed Notes-1.750-1/15/2034-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.90%
C000011556 | China Government Bonds-3.130-11/21/2029-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.60%
C000011556 | Uniform Mortgage-Backed Security, TBA-5.500-10/1/2054-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.20%
C000011556 | Apple, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.80%
C000011556 | Microsoft Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.60%
C000011556 | Bundesrepublik Deutschland Bundesanleihe-0.000-8/15/2031-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.60%
C000011556 | NVIDIA Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.60%
C000011556 | Federal National Mortgage Association-3.000-6/1/2052-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.40%
C000011556 | Brazil Notas do Tesouro Nacional-10.000-1/1/2029-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.10%
C000011556 | U.K. Gilts-0.875-7/31/2033-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.10%
C000011556 | Australia
Holdings [Line Items]
Percent of Total Investments	1.90%
C000011556 | South Africa
Holdings [Line Items]
Percent of Total Investments	2.00%
C000011556 | Spain
Holdings [Line Items]
Percent of Total Investments	2.10%
C000011556 | Japan
Holdings [Line Items]
Percent of Total Investments	2.10%
C000011556 | China
Holdings [Line Items]
Percent of Total Investments	2.90%
C000011556 | Canada
Holdings [Line Items]
Percent of Total Investments	3.40%
C000011556 | France
Holdings [Line Items]
Percent of Total Investments	3.80%
C000011556 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	3.80%
C000011556 | Germany
Holdings [Line Items]
Percent of Total Investments	3.80%
C000011556 | United States
Holdings [Line Items]
Percent of Total Investments	64.10%
C000113792 | U.S. Treasury Inflation-Indexed Notes-1.750-1/15/2034-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.90%
C000113792 | China Government Bonds-3.130-11/21/2029-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.60%
C000113792 | Uniform Mortgage-Backed Security, TBA-5.500-10/1/2054-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.20%
C000113792 | Apple, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.80%
C000113792 | Microsoft Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.60%
C000113792 | Bundesrepublik Deutschland Bundesanleihe-0.000-8/15/2031-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.60%
C000113792 | NVIDIA Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.60%
C000113792 | Federal National Mortgage Association-3.000-6/1/2052-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.40%
C000113792 | Brazil Notas do Tesouro Nacional-10.000-1/1/2029-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.10%
C000113792 | U.K. Gilts-0.875-7/31/2033-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.10%
C000113792 | Australia
Holdings [Line Items]
Percent of Total Investments	1.90%
C000113792 | South Africa
Holdings [Line Items]
Percent of Total Investments	2.00%
C000113792 | Spain
Holdings [Line Items]
Percent of Total Investments	2.10%
C000113792 | Japan
Holdings [Line Items]
Percent of Total Investments	2.10%
C000113792 | China
Holdings [Line Items]
Percent of Total Investments	2.90%
C000113792 | Canada
Holdings [Line Items]
Percent of Total Investments	3.40%
C000113792 | France
Holdings [Line Items]
Percent of Total Investments	3.80%
C000113792 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	3.80%
C000113792 | Germany
Holdings [Line Items]
Percent of Total Investments	3.80%
C000113792 | United States
Holdings [Line Items]
Percent of Total Investments	64.10%
C000156275 | U.S. Treasury Inflation-Indexed Notes-1.750-1/15/2034-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.90%
C000156275 | China Government Bonds-3.130-11/21/2029-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.60%
C000156275 | Uniform Mortgage-Backed Security, TBA-5.500-10/1/2054-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.20%
C000156275 | Apple, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.80%
C000156275 | Microsoft Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.60%
C000156275 | Bundesrepublik Deutschland Bundesanleihe-0.000-8/15/2031-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.60%
C000156275 | NVIDIA Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.60%
C000156275 | Federal National Mortgage Association-3.000-6/1/2052-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.40%
C000156275 | Brazil Notas do Tesouro Nacional-10.000-1/1/2029-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.10%
C000156275 | U.K. Gilts-0.875-7/31/2033-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.10%
C000156275 | Australia
Holdings [Line Items]
Percent of Total Investments	1.90%
C000156275 | South Africa
Holdings [Line Items]
Percent of Total Investments	2.00%
C000156275 | Spain
Holdings [Line Items]
Percent of Total Investments	2.10%
C000156275 | Japan
Holdings [Line Items]
Percent of Total Investments	2.10%
C000156275 | China
Holdings [Line Items]
Percent of Total Investments	2.90%
C000156275 | Canada
Holdings [Line Items]
Percent of Total Investments	3.40%
C000156275 | France
Holdings [Line Items]
Percent of Total Investments	3.80%
C000156275 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	3.80%
C000156275 | Germany
Holdings [Line Items]
Percent of Total Investments	3.80%
C000156275 | United States
Holdings [Line Items]
Percent of Total Investments	64.10%
C000110150 | Cash
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000110150 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000110150 | B
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000110150 | BB
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000110150 | BBB
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000110150 | CCC
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000110150 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.70%
C000110150 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	91.20%
C000110150 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.10%
C000110150 | AssetSenior Loan Interests
Holdings [Line Items]
Percent of Total Investments	7.00%
C000155936 | Cash
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000155936 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000155936 | B
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000155936 | BB
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000155936 | BBB
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000155936 | CCC
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000155936 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.70%
C000155936 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	91.20%
C000155936 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.10%
C000155936 | AssetSenior Loan Interests
Holdings [Line Items]
Percent of Total Investments	7.00%
C000110149 | Cash
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000110149 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000110149 | B
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000110149 | BB
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000110149 | BBB
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000110149 | CCC
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000110149 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.70%
C000110149 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	91.20%
C000110149 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.10%
C000110149 | AssetSenior Loan Interests
Holdings [Line Items]
Percent of Total Investments	7.00%
C000198829 | Cash
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000198829 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000198829 | B
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000198829 | BB
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000198829 | BBB
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000198829 | CCC
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000198829 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.70%
C000198829 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	91.20%
C000198829 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.10%
C000198829 | AssetSenior Loan Interests
Holdings [Line Items]
Percent of Total Investments	7.00%
C000110152 | Cash
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000110152 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000110152 | B
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000110152 | BB
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000110152 | BBB
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000110152 | CCC
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000110152 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.70%
C000110152 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	91.20%
C000110152 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.10%
C000110152 | AssetSenior Loan Interests
Holdings [Line Items]
Percent of Total Investments	7.00%
C000138838 | Cash
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000138838 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000138838 | B
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000138838 | BB
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000138838 | BBB
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000138838 | CCC
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000138838 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.70%
C000138838 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	91.20%
C000138838 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.10%
C000138838 | AssetSenior Loan Interests
Holdings [Line Items]
Percent of Total Investments	7.00%
C000163600 | Cash
Holdings [Line Items]
Percent of Net Asset Value	73.50%
C000163600 | BBB
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000163600 | A
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000163600 | AA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000163600 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	4.80%
C000163600 | Certificates of Deposit
Holdings [Line Items]
Percent of Total Investments	12.80%
C000163600 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	17.30%
C000163600 | Floating Rate Notes
Holdings [Line Items]
Percent of Total Investments	18.80%
C000163600 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	22.70%
C000163600 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	23.60%
C000163598 | Cash
Holdings [Line Items]
Percent of Net Asset Value	73.50%
C000163598 | BBB
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000163598 | A
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000163598 | AA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000163598 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	4.80%
C000163598 | Certificates of Deposit
Holdings [Line Items]
Percent of Total Investments	12.80%
C000163598 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	17.30%
C000163598 | Floating Rate Notes
Holdings [Line Items]
Percent of Total Investments	18.80%
C000163598 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	22.70%
C000163598 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	23.60%
C000163599 | Cash
Holdings [Line Items]
Percent of Net Asset Value	73.50%
C000163599 | BBB
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000163599 | A
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000163599 | AA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000163599 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	4.80%
C000163599 | Certificates of Deposit
Holdings [Line Items]
Percent of Total Investments	12.80%
C000163599 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	17.30%
C000163599 | Floating Rate Notes
Holdings [Line Items]
Percent of Total Investments	18.80%
C000163599 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	22.70%
C000163599 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	23.60%